Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	835,721,305.01	38,571
Yield Supplement Overcollateralization Amount 03/31/24	90,104,865.62	0
Receivables Balance 03/31/24	925,826,170.63	38,571
Principal Payments	32,285,296.50	986
Defaulted Receivables	1,076,191.41	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	85,695,858.72	0
Pool Balance at 04/30/24	806,768,824.00	37,550

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.73%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,137,555.76	257
Past Due 61-90 days	1,607,849.99	61
Past Due 91-120 days	443,746.79	20
Past Due 121+ days	0.00	0
Total	9,189,152.54	338

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	734,768.85
Aggregate Net Losses/(Gains) - April 2024	341,422.56
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	0.56%
Third Prior Net Losses/(Gains) Ratio	0.41%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	9,277,841.48
Actual Overcollateralization	9,277,841.48
Weighted Average Contract Rate	6.19%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	54.49

Flow of Funds	$ Amount
Collections	37,851,877.80
Investment Earnings on Cash Accounts	16,206.81
Servicing Fee	(771,521.81)
Transfer to Collection Account	-
Available Funds	37,096,562.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,806,906.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	4,321,686.00
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,277,841.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,438,092.79

Total Distributions of Available Funds	37,096,562.80

Servicing Fee	771,521.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	826,110,510.00
Principal Paid	28,619,527.48
Note Balance @ 05/15/24	797,490,982.52

Class A-1
Note Balance @ 04/15/24	23,870,510.00
Principal Paid	23,870,510.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	188,900,000.00
Principal Paid	2,374,508.74
Note Balance @ 05/15/24	186,525,491.26
Note Factor @ 05/15/24	98.7429811%

Class A-2b
Note Balance @ 04/15/24	188,900,000.00
Principal Paid	2,374,508.74
Note Balance @ 05/15/24	186,525,491.26
Note Factor @ 05/15/24	98.7429811%

Class A-3
Note Balance @ 04/15/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	317,800,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-4
Note Balance @ 04/15/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	61,560,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	30,060,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	15,020,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,038,942.53
Total Principal Paid	28,619,527.48
Total Paid	32,658,470.01

Class A-1
Coupon	5.66800%
Interest Paid	112,748.38
Principal Paid	23,870,510.00
Total Paid to A-1 Holders	23,983,258.38

Class A-2a
Coupon	5.91000%
Interest Paid	930,332.50
Principal Paid	2,374,508.74
Total Paid to A-2a Holders	3,304,841.24

Class A-2b
SOFR Rate	5.33002%
Coupon	5.91002%
Interest Paid	930,335.65
Principal Paid	2,374,508.74
Total Paid to A-2b Holders	3,304,844.39

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.0416100
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6384288
Total Distribution Amount	32.6800388

A-1 Interest Distribution Amount	0.5720364
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	121.1086251
Total A-1 Distribution Amount	121.6806615

A-2a Interest Distribution Amount	4.9250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	12.5701892
Total A-2a Distribution Amount	17.4951892

A-2b Interest Distribution Amount	4.9250167
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	12.5701892
Total A-2b Distribution Amount	17.4952059

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	151.00
Noteholders' Third Priority Principal Distributable Amount	524.82
Noteholders' Principal Distributable Amount	324.18

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	2,504,634.24
Investment Earnings	10,795.77
Investment Earnings Paid	(10,795.77)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,479,185.38	4,969,377.45	5,243,219.61
Number of Extensions	146	151	172
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.52%	0.53%